Other Current Assets (Schedule related to other current assets) (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Other Current Assets [abstract]
Derivative assets	$ 1,490
Prepaid expenses	8,060	$ 2,622
Investments in equity securities (note 11)	416	1,059
Assets held for sale		659
Income tax recoverable	1,713
Other current assets	$ 11,679	$ 4,340